INTANGIBLE ASSETS (Tables)	6 Months Ended
May 31, 2022
Schedule of intangible assets

	Video Game Catalogues	Platform Coding and Technology	Distribution Libraries	Customer Relation- ships	Brands	Total
	$	$	$	$	$	$
Cost:
At November 30, 2020	1,130,960	3,325,000	-	-	-	4,455,960
Additions - acquisition of IndieFlix (Note 3)	-	-	3,695,673	-	-	3,695,673
Impairments	(890,445)	(3,324,000)	-	-	-	(4,214,445)
At November 30, 2021	240,515	1,000	3,695,673	-	-	3,937,188
Additions - acquisition of DCU (Note 3)	-	565,800	-	923,000	402,000	1,890,800
At May 31, 2022	240,515	566,800	3,695,673	923,000	402,000	5,827,988

Amortization:
At November 30, 2020	164,118	-	-	-	-	164,118
Additions	75,397	-	61,595	-	-	136,992
At November 30, 2021	239,515	-	61,595	-	-	301,110
Additions	1,000	47,219	184,784	76,917	-	309,920
At May 31, 2022	240,515	47,219	246,379	76,917	-	611,030

Net book value:
At November 30, 2021	1,000	1,000	3,634,078	-	-	3,636,078
At May 31, 2022	-	519,581	3,449,294	846,083	402,000	5,216,958